UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 12, 2009


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 78


Form 13F Information Table Value Total: $86,532





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2339    40650 SH       SOLE                    39875               775
Altria Group                   COM              02209S103      352    23406 SH       SOLE                    23031               375
American Express               COM              025816109      214    11525 SH       SOLE                    11525
American Int'l Group           COM              026874107       63    40412 SH       SOLE                    38512              1900
Apollo Group Cl A              COM              037604105      352     4600 SH       SOLE                     4600
Avon Products                  COM              054303102     1289    53625 SH       SOLE                    51250              2375
Bed Bath & Beyond              COM              075896100      997    39210 SH       SOLE                    34910              4300
Berkshire Hathaway A           COM              084670108     4250       44 SH       SOLE                       29                15
Berkshire Hathaway B           COM              084670207     6727     2093 SH       SOLE                     2034                59
Burlington Northern            COM              12189t104     2025    26750 SH       SOLE                    25040              1710
Cablevision Systems            COM              12686C109     1300    77191 SH       SOLE                    69225              7966
Cadbury PLC                    COM              12721e102      871    24425 SH       SOLE                    23865               560
Cintas Corp.                   COM              172908105      641    27590 SH       SOLE                    26440              1150
Citigroup, Inc.                COM              172967101      479    71317 SH       SOLE                    63417              7900
Clarcor, Inc.                  COM              179895107      216     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2395    52900 SH       SOLE                    51250              1650
Comcast A SPCL                 COM              20030N200     2359   146075 SH       SOLE                   128975             17100
ConocoPhillips                 COM              20825C104      260     5024 SH       SOLE                     5024
Costco Wholesale               COM              22160K105     1233    23490 SH       SOLE                    23290               200
D&E Communications             COM              232860106       89    13314 SH       SOLE                    13314
Delia's, Inc.                  COM              246911101       88    40000 SH       SOLE                    40000
Diageo PLC ADR                 COM              25243Q205     2411    42500 SH       SOLE                    38875              3625
Donegal Group A                COM              257701201      193    11500 SH       SOLE                    11500
Dr Pepper Snapple              COM              26138e109     1233    75875 SH       SOLE                    74225              1650
Dress Barn                     COM              261570105      257    23900 SH       SOLE                    23900
ExxonMobil Corp.               COM              30231G102     2242    28083 SH       SOLE                    19371              8712
General Electric               COM              369604103     1024    63198 SH       SOLE                    57598              5600
Genuine Parts                  COM              372460105      216     5700 SH       SOLE                     5700
Harley Davidson                COM              412822108     1037    61105 SH       SOLE                    54755              6350
Home Depot                     COM              437076102      450    19555 SH       SOLE                    19255               300
Int'l Game Tech.               COM              459902102      564    47450 SH       SOLE                    41100              6350
International Speedway         COM              460335201      304    10590 SH       SOLE                    10590
Interpublic Group              COM              460690100       85    21500 SH       SOLE                    21500
J & J Snack Foods              COM              466032109      348     9700 SH       SOLE                     9700
Johnson & Johnson              COM              478160104     3433    57382 SH       SOLE                    51045              6337
Kraft Foods                    COM              50075n104      737    27450 SH       SOLE                    26250              1200
Laboratory Corp.               COM              50540R409      428     6650 SH       SOLE                     6650
Liberty Entertainment A        COM              53071m500     1291    73837 SH       SOLE                    64499              9338
Liberty Interactive A          COM              53071m104      110    35307 SH       SOLE                    26165              9142
Loews Corp.                    COM              540424108      328    11608 SH       SOLE                     7557              4051
Lowes Companies                COM              548661107      338    15700 SH       SOLE                    15700
Marathon Oil                   COM              565849106      271     9900 SH       SOLE                     9900
Martin Marietta Matrls.        COM              573284106     1916    19741 SH       SOLE                    15951              3790
Met-Pro Corp.                  COM              590876306      197    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     3691   189886 SH       SOLE                   170886             19000
Mohawk Industries              COM              608190104     3144    73175 SH       SOLE                    67725              5450
Nat'l Penn Bancshares          COM              637138108      305    21004 SH       SOLE                    17951              3053
Nestle Reg ADR                 COM              641069406     3546    90723 SH       SOLE                    83598              7125
Penn National                  COM              707569109      383    17900 SH       SOLE                    17400               500
Pfizer, Inc.                   COM              717081103      509    28768 SH       SOLE                    10375             18393
Philip Morris Int'l Inc.       COM              718172109     1040    23906 SH       SOLE                    22831              1075
Procter & Gamble               COM              742718109      591     9555 SH       SOLE                     9430               125
Progressive Corp.              COM              743315103     4359   294325 SH       SOLE                   246900             47425
Risk, George Ind.              COM              767720204       81    27000 SH       SOLE                    27000
Sara Lee                       COM              803111103      122    12500 SH       SOLE                    12500
Scripps Networks               COM              811065101      733    33325 SH       SOLE                    32650               675
Sovereign Bancorp              COM              845905108      120    40204 SH       SOLE                    40204
T J X Companies                COM              872540109     2799   136075 SH       SOLE                   122025             14050
Teledyne Technologies          COM              879360105      200     4500 SH       SOLE                     4500
Telephone & Data Sys.          COM              879433100      693    21825 SH       SOLE                    21450               375
Thor Industries                COM              885160101      209    15875 SH       SOLE                    15875
Tiffany & Company              COM              886547108     2430   102835 SH       SOLE                    98985              3850
Timberland Co Cl C             COM              887100105      291    25225 SH       SOLE                    25225
Time Warner                    COM              887317105      481    47826 SH       SOLE                    46926               900
Tyco International             COM              902124106      203     9417 SH       SOLE                     8950               467
U.S. Bancorp                   COM              902973304      313    12500 SH       SOLE                    11850               650
USG Corp.                      COM              903293405      128    15880 SH       SOLE                    15480               400
United Health Group            COM              91324P102     1416    53245 SH       SOLE                    49045              4200
Unitrin, Inc.                  COM              913275103      184    11525 SH       SOLE                     7725              3800
Wachovia Corp.                 COM              929903102      231    41755 SH       SOLE                    41755
Wal-Mart Stores                COM              931142103     3518    62758 SH       SOLE                    59208              3550
Walgreen Co.                   COM              931422109     1336    54175 SH       SOLE                    49925              4250
Washington Post Cl B           COM              939640108     2168     5556 SH       SOLE                     5226               330
Wells Fargo                    COM              949746101     1949    66129 SH       SOLE                    52920             13209
Whirlpool Corp.                COM              963320106      966    23370 SH       SOLE                    20745              2625
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000
Whole Foods Market             COM              966837106      329    34875 SH       SOLE                    34875
Fulton Financial               COM              360271100      106    11046 SH       SOLE                    11046